Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents	$ 416,165	$ 480,931	$ 21,496
Restricted cash	54,568	55,178	19,700
Total financial asset	470,733	536,109
Warrant liability	1,540	1,105
Total financial liability	1,540	1,105
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents	416,165	480,931	21,496
Restricted cash	54,568	55,178	19,700
Total financial asset	470,733	536,109
Warrant liability
Total financial liability
Significant Other Observable Inputs (Level 2)
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents
Restricted cash
Total financial asset
Warrant liability
Total financial liability
Significant Unobservable Inputs (Level 3)
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents
Restricted cash
Total financial asset
Warrant liability	1,540	1,105
Total financial liability	$ 1,540	$ 1,105